Financial Instruments Fair Value Disclosures (Tables)	6 Months Ended
Jun. 30, 2023
Text Block [Abstract]
Summary of Carrying and Fair Values of Financial Instruments that are not Reported at Fair Value
The Group considers that the carrying amount of following financial instruments are a reasonable approximation of their fair value:

	As at June 30,	As at December 31,
(€‘000)	2023	2022

Financial Assets (‘Amortized cost’ category) within:
Other non-current assets	209	264
Trade receivables and other current assets	879	1 118
Cash and cash equivalents	4 976	12 445

Total	6 064	13 827

	As at June 30,	As at December 31,
(€‘000)	2023	2022
Financial Liabilities (‘Amortized cost’ category) within:

Lease liabilities	536	255
RCAs liability	5 249	5 021
Trade payables	3 411	4 752

Total	9 196	10 028

Schedule of Financial Assets and Liabilities Measured at Fair Value
Contingent consideration and other financial liabilities are reported at fair value in the statement of financial position using Level 3 fair value measurements for which the Group developed unobservable inputs:

(€‘000)	Level I	Level II	Level III	Total
Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	—	—

Total Liabilities at December 31, 2022	—	—	—	—

(€‘000)	Level I	Level II	Level III	Total
Liabilities	—	—	—	—
Contingent consideration and other financial liabilities	—	—	—	—

Total Liabilities at June 30, 2023	—	—	—	—

Contingent Consideration and Other Financial Liabilities
The change in the balance is detailed as follows:

	As at June 30,	As at December 31,
(€‘000)	2023	2022
Opening balance Contingent consideration at January 1,	—	14 679
Milestone payment	—	—
Fair value adjustment	—	(14 679)
Closing balance Contingent consideration at June 30,	—	—

Total - Contingent consideration and Other financial liabilities	—	—